Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Fair Value | Level 3
Recurring fair value measurements
Derivative instruments - Liability position			$ 0.0
Total Gains (Losses)
Recurring fair value measurements
Derivative instruments - Liability position			0.0
Recurring | Total Fair Value
Recurring fair value measurements
Cash and cash equivalents	$ 1.2	$ 0.6	1.0
Derivative instruments - Asset position		0.2	2.7
Derivative instruments - Liability position	(9.2)	(16.2)	(27.3)
Total recurring fair value measurements	(8.0)	(15.4)	(23.4)
Recurring | Total Fair Value | Level 1
Recurring fair value measurements
Cash and cash equivalents	1.2	0.6	1.0
Derivative instruments - Asset position		0.0	0.0
Derivative instruments - Liability position	0.0	0.0	0.0
Total recurring fair value measurements	1.2	0.6	1.2
Recurring | Total Fair Value | Level 2
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Derivative instruments - Asset position		0.2	2.7
Derivative instruments - Liability position	(9.2)	(16.2)	(27.3)
Total recurring fair value measurements	(9.2)	(16.0)	(24.6)
Recurring | Total Fair Value | Level 3
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Derivative instruments - Asset position		0.0	0.0
Derivative instruments - Liability position	0.0	0.0
Total recurring fair value measurements	0.0	0.0	0.0
Recurring | Total Gains (Losses)
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Derivative instruments - Asset position		0.0	0.0
Derivative instruments - Liability position	0.0	0.0
Total recurring fair value measurements	0.0	0.0	0.0
Recurring | Carrying Value
Recurring fair value measurements
Cash and cash equivalents	1.2	0.6	1.0
Derivative instruments - Asset position		0.2	2.7
Derivative instruments - Liability position	(9.2)	(16.2)	(27.3)
Total recurring fair value measurements	$ (8.0)	$ (15.4)	$ (23.4)